Incentive Unit - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Incentive Units [Member] | Athena Technology Solutions Holdings, LLC [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Expense	$ 1,377	$ 152